STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Beginning balance, value at Dec. 31, 2018	$ 5,420	$ 59	$ 3,160,748	$ (4,366,772)	$ (1,200,545)
Common Stock Issued for Compensation, shares	5,100,000
Common Stock Issued for Compensation, value	$ 51		290,049		(290,100)
Common Stock Issued in Exchange for Trademark, shares	500,000
Common Stock Issued in Exchange for Trademark, value	$ 5		59,245		59,250
Common Stock Issued for Sponsorship Agreements, shares	262,500
Common Stock Issued for Sponsorship Agreements, value	$ 3		34,387		(34,388)
Shares of Stock Cancelled, shares	(64,860,346)	(650,000)
Shares of Stock Cancelled, value	$ (649)	$ (7)	(185,846)		(186,502)
Common Stock Issued in Exchange for Services, shares	10,000,000
Common Stock Issued in Exchange for Services, value	$ 100		799,900		800,000
Preferred Stock Conversion to Common Shares, shares	271,000,000	(271,000)
Preferred Stock Conversion to Common Shares, value	$ 2,710	$ (3)	(2,707)		0
Net Income (loss)				(1,787,669)	(1,787,669)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Ending balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Common Stock Issued for Compensation, shares	10,000,000
Common Stock Issued for Compensation, value	$ 100		475,900		(476,002)
Common Stock Issued for Sponsorship Agreements, shares	85,000
Common Stock Issued for Sponsorship Agreements, value	$ 1		2,577		(2,578)
Warrants related to convertible note			281,565		281,565
Common Stock Conversion to Preferred Stock, shares	(140)	140
Common Stock Conversion to Preferred Stock, value	$ (0)	$ 0
Preferred Stock Conversion to Common Shares, shares	4,000,000	(4,000,000)
Preferred Stock Conversion to Common Shares, value	$ 40	$ (40)
Accrued Common Stock Issues for Compensation, shares	140
Accrued Common Stock Issues for Compensation, value	$ 0		2		2
Common Stock Issued for Conversion of Convertible Debt, shares	8,255,438
Common Stock Issued for Conversion of Convertible Debt, value	$ 83		112,191		112,274
Net Income (loss)				(3,125,595)	(3,125,595)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140.00
Ending balance, value at Dec. 31, 2020	$ 7,863	$ 10	$ 5,028,012	$ (9,280,036)	$ (4,244,151)